    As filed with the Securities and Exchange Commission on October 23, 1995
                                                  1933 Act File No. 33-34502
                                                  1940 Act File No. 811-6102

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-1A
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 8
                                      AND
                             REGISTRATION STATEMENT
                                     UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 10

                              MFS SERIES TRUST VI
               (Exact Name of Registrant as Specified in Charter)

               500 Boylston, Street, Boston, Massachusetts 02116
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, Including Area Code: 617-954-5000
           Stephen E. Cavan, Massachusetts Financial Services Company
                500 Boylston Street, Boston, Massachusetts 02116
                    (Name and Address of Agent for Service)

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 It is proposed that this filing will become effective (check appropriate box)

|X| immediately upon filing pursuant to paragraph (b)
|_| on [DATE] pursuant to paragraph (b)
|_| 60 days after filing pursuant to paragraph (a)(i)
|_| on [DATE] pursuant to paragraph (a)(i)
|_| 75 days after filing pursuant to paragraph (a)(ii)
|_| on [DATE] pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:
|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Pursuant to Rule 24f-2, the Registrant has registered an indefinite number of its Shares of Beneficial Interest, without par value, under the Securities Act of 1933. The Registrant filed a Rule 24f-2 Notice on behalf of all of its series for its fiscal year ended October 31, 1994 on December 29, 1994.

                                     PART C


Item 24. Financial Statements and Exhibits

         MFS Worldwide Total Return Fund

         (a) Financial Statements Included in Part A:
               For the five years ended October 31, 1994:
                 Financial Highlights*

             Financial Statements Included in Part B:
               At October 31, 1994:
                 Portfolio of Investments*
                 Statement of Assets and Liabilities*

               For the two years ended October 31, 1994:
                 Statement of Changes in Net Assets*

               For the year ended October 31, 1994:
                 Statement of Operations*

-------------------------------
* Incorporated herein by reference to the Fund's Annual Report to Shareholders dated October 31, 1994, filed with the Securities and Exchange Commission ("SEC") on January 10, 1995.

         MFS Utilities Fund

         (a) Financial Statements Included in Part A:
               For the period from the commencement of operations on January 22, 1992 to October 31, 1992 and the two years ended October 31, 1994:
                 Financial Highlights*

             Financial Statements Included in Part B:
               At October 31, 1994:
                 Portfolio of Investments*
                 Statement of Assets and Liabilities*

               For the two years ended October 31, 1994:
                 Statement of Changes in Net Assets*

               For the year ended October 31, 1994:
                 Statement of Operations*

--------------------------
* Incorporated herein by reference to the Fund's Annual Report to Shareholders dated October 31 1994, filed with the SEC on January 10, 1995.

         MFS World Equity Fund

         (a) Financial Statements Included in Part A:
               For the period from the commencement of investment operations on December 29, 1986, to November 30, 1987 and for the five years ended November 30, 1992 and for the period ended October 31, 1993 and the year ended October 31, 1994:
                 Financial Highlights*

             Financial Statements Included in Part B:
               At October 31, 1994:
                 Portfolio of Investments*
                 Statement of Assets and Liabilities*

               For the year ended October 31, 1994:
                 Statement of Operations*

               For the two years ended October 31, 1994:
                 Statement of Changes in Net Assets*

-------------------------------
* Incorporated herein by reference to the Fund's Annual Report to Shareholders dated October 31, 1994, filed with the SEC on January 10, 1995.
                         -------------------------

         (b) Exhibits

              1 Amended and Restated Declaration of Trust of the Registrant, dated February 2, 1995; filed herewith.

              2 Amended and Restated By-Laws, dated December 14, 1994; filed herewith.

              3      Not Applicable.

              4 Form of Certificate representing ownership of the Registrant's Class A, B and C Shares of Beneficial Interest. (4)

              5  (a) Investment Advisory Agreement between MFS Worldwide Total
                     Return Trust and Massachusetts Financial Services Company, dated August 10, 1990; filed herewith.

                 (b) Investment Advisory Agreement for MFS Utilities Fund, dated
                     September 1, 1993; filed herewith.

                 (c) Investment Advisory Agreement for MFS World Equity Fund,
                     dated September 1, 1993; filed herewith

              6  (a) Dealer Agreement between MFS Fund Distributors, Inc.
                     ("MFD") and a dealer, dated December 28, 1994 and the Mutual Fund Agreement between MFD and a bank or NASD affiliate, dated December 28, 1994. (2)

                 (b) Distribution Agreement between the Trust and MFS Fund
                     Distributors, Inc., dated January 1, 1995; filed herewith.

              7 Retirement Plan for Non-Interested Person Trustees, dated January 1, 1991; filed herewith.

              8  (a) Custodian Agreement between Registrant and State Street
                     Bank & Trust Company, dated August 10, 1990; filed herewith.

                 (b) Amendment to Custodian Agreement, dated September 5, 1990;
                     filed herewith.

                 (c) Amendment to Custodian Agreement, dated September 11, 1991;
                     filed herewith.

              9  (a) Shareholder Servicing Agreement between the Registrant and
                     MFS Service Center, Inc., dated August 10, 1990; filed herewith.

                 (b) Amendment to Shareholder Servicing Agent Agreement, dated
                     December 28, 1993; filed herewith.

                 (c) Exchange Privilege Agreement, dated September 1, 1993. (4)

                 (d) Dividend Disbursing Agency Agreement, dated August 10,
                     1990; filed herewith.

                 (e) Loan Agreement by and among the Banks named therein, the
                     MFS Funds named therein, and The First National Bank of Boston, dated February 21, 1995. (3)

             10 Consent and Opinion of Counsel for the fiscal year ended October 31, 1994 filed with the Rule 24f-2 Notice on December 29, 1994. (1)

             11  (a) Consent of Ernst & Young LLP - MFS World Total Return and
                     MFS Utilities Fund.  (1)

                 (b) Consent of Deloitte & Touche LLP - MFS World Equity Fund.
                     (1)

             12      Not Applicable.

             13      Not Applicable.

             14  (a) Forms for Individual Retirement Account Disclosure
                     Statement as currently in effect.  (5)

                 (b) Forms for MFS 403(b) Custodial Account Agreement as
                     currently in effect.  (5)

                 (c) Forms for MFS Prototype Paired Defined Contribution Plans
                     and Fund Agreement as currently in effect.  (5)

             15  (a) Amended and Restated Distribution Plan for Class A shares of MFS World Total Return Fund, dated December 14, 1994; filed herewith.

                 (b) Distribution Plan for Class A shares of MFS Utilities Fund, dated December 14, 1994; filed herewith.

                 (c) Distribution Plan for Class A shares of MFS World Equity
                     Fund, dated December 14, 1994; filed herewith.

                 (d) Distribution Plan for Class B shares of MFS World Total
                     Return Fund, dated December 14, 1994; filed herewith.

                 (e) Distribution Plan for Class B shares of MFS Utilities Fund, dated December 14, 1994; filed herewith.

                 (f) Distribution Plan for Class B shares of MFS World Equity
                     Fund, dated December 14, 1994; filed herewith.

                 (g) Distribution  Plan for Class C shares of MFS World Total
                     Return Fund, dated December 14, 1994; filed herewith.

                 (h) Distribution  Plan for  Class C shares of MFS Utilities
                     Fund, dated December 14, 1994; filed herewith.

                 (i) Distribution  Plan for Class C shares of MFS World Equity
                     Fund, dated December 14, 1994; filed herewith.

             16 Schedule of Computation of Performance Quotations-Average Annual Total Rate of Return, Aggregate Total Rate of Return and Standardized Yield. (2)

             17     Not Applicable.

             18     Not Applicable.

                    Power of Attorney, dated August 11, 1994; filed herewith.

-----------------------------
(1) Incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the SEC on December 30, 1994.
(2) Incorporated by reference to MFS Municipal Series Trust (File Nos. 2-92915 and 811-4096) Post-Effective Amendment No. 26 filed with the SEC via EDGAR on February 22, 1995.
(3) Incorporated by reference to Amendment No. 8 on Form N-2 for MFS Municipal Income Trust (File No. 811-4841) filed with the SEC via EDGAR on February 28, 1995.
(4) Incorporated by reference to MFS Municipal Series Trust (File Nos. 2-92915 and 811-4096) Post-Effective Amendment No. 28, filed with the SEC via EDGAR on July 28, 1995.
(5) Incorporated by reference to MFS Series Trust IX (File Nos. 2-50409 and 811-2464) Post-Effective Amendment No. 32 filed with the SEC via EDGAR on August 28, 1995.

Item 25. Persons Controlled by or under Common Control with Registrant

         Not applicable.

Item 26. Number of Holders of Securities

         For MFS World Total Return Fund

                        (1)                                 (2)
                  Title of Class                  Number of Record Holders

         Class A Shares of Beneficial Interest             11,509
                  (without par value)             (as at August 31, 1995)

         Class B Shares of Beneficial Interest              6,126
                  (without par value)             (as at August 31, 1995)

         Class C Shares of Beneficial Interest                821
                  (without par value)             (as at August 31, 1995)

         For MFS Utilities Fund

                        (1)                                 (2)
                  Title of Class                  Number of Record Holders

         Class A Shares of Beneficial Interest              3,530
                  (without par value)             (as at August 31, 1995)

         Class B Shares of Beneficial Interest              2,384
                  (without par value)             (as at August 31, 1995)

         Class C Shares of Beneficial Interest                345
                  (without par value)             (as at August 31, 1995)

         For MFS World Equity Fund

                        (1)                                 (2)
                  Title of Class                 Number of Record Holders

         Class A Shares of Beneficial Interest              10,457
                  (without par value)             (as at August 31, 1995)

         Class B Shares of Beneficial Interest              18,669
                  (without par value)             (as at August 31, 1995)

         Class C Shares of Beneficial Interest                 264
                  (without par value)             (as at August 31, 1995)

Item 27. Indemnification

         Reference is hereby made to (a) Article V of the Registrant's Declaration of Trust dated February 2, 1995; filed herewith and (b) Section 9 of the Shareholder Servicing Agent Agreement, filed herewith.

         The Trustees and officers of the Registrant and the personnel of the Registrant's investment adviser and distributor are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended.

Item 28. Business and Other Connections of Investment Adviser

         MFS serves as investment adviser to the following open-end Funds comprising the MFS Family of Funds: Massachusetts Investors Trust, Massachusetts Investors Growth Stock Fund, MFS Growth Opportunities Fund, MFS Government Securities Fund, MFS Government Limited Maturity Fund, MFS Series Trust I (which has three series: MFS Managed Sectors Fund, MFS Cash Reserve Fund and MFS World Asset Allocation Fund), MFS Series Trust II (which has four series: MFS Emerging Growth Fund, MFS Capital Growth Fund, MFS Intermediate Income Fund and MFS Gold & Natural Resources Fund), MFS Series Trust III (which has two series: MFS High Income Fund and MFS Municipal High Income Fund), MFS Series Trust IV (which has four series: MFS Money Market Fund, MFS Government Money Market Fund, MFS Municipal Bond Fund and MFS OTC Fund), MFS Series Trust V (which has two series:
MFS Total Return Fund and MFS Research Fund), MFS Series Trust VI (which has three series: MFS World Total Return Fund, MFS Utilities Fund and MFS World Equity Fund), MFS Series Trust VII (which has two series: MFS World Governments Fund and MFS Value Fund), MFS Series Trust VIII (which has two series: MFS Strategic Income Fund and MFS World Growth Fund), MFS Series Trust IX (which has three series: MFS Bond Fund, MFS Limited Maturity Fund and MFS Municipal Limited Maturity Fund), MFS Series Trust X (which has four series: MFS Government Mortgage Fund, MFS/Foreign & Colonial Emerging Markets Equity Fund, MFS/Foreign and Colonial International Growth Fund and MFS/Foreign and Colonial International Growth & Income Fund), and MFS Municipal Series Trust (which has 19 series: MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Florida Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Louisiana Municipal Bond Fund, MFS Maryland Municipal Bond Fund, MFS Massachusetts Municipal Bond Fund, MFS Mississippi Municipal Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Tennessee Municipal Bond Fund, MFS Texas Municipal Bond Fund, MFS Virginia Municipal Bond Fund, MFS Washington Municipal Bond Fund, MFS West Virginia Municipal Bond Fund and MFS Municipal Income Fund) (the "MFS Funds"). The principal business address of each of the aforementioned Funds is 500 Boylston Street, Boston, Massachusetts 02116.

         MFS also serves as investment adviser of the following no-load, open-end Funds: MFS Institutional Trust ("MFSIT") (which has seven series), MFS Variable Insurance Trust ("MVI") (which has twelve series) and MFS Union Standard Trust ("UST") (which has two series). The principal business address of each of the aforementioned Funds is 500 Boylston Street, Boston, Massachusetts 02116.

         In addition, MFS serves as investment adviser to the following closed-end Funds: MFS Municipal Income Trust, MFS Multimarket Income Trust, MFS Government Markets Income Trust, MFS Intermediate Income Trust, MFS Charter Income Trust and MFS Special Value Trust (the "MFS Closed-End Funds"). The principal business address of each of the aforementioned Funds is 500 Boylston Street, Boston, Massachusetts 02116.

         Lastly, MFS serves as investment adviser to MFS/Sun Life Series Trust ("MFS/SL"), Sun Growth Variable Annuity Funds, Inc. ("SGVAF"), Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account. The principal business address of each is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181.

         MFS International Ltd. ("MIL"), a limited liability company organized under the laws of the Republic of Ireland and a subsidiary of MFS, whose principal business address is 41-45 St. Stephen's Green, Dublin 2, Ireland, serves as investment adviser to and distributor for MFS International Fund (which has four portfolios: MFS International Funds-U.S. Equity Fund, MFS International Funds-U.S. Emerging Growth Fund, MFS International Funds-International Government Fund and MFS International Funds-Charter Income
Fund) (the "MIL Funds"). The MIL Funds are organized in Luxembourg and qualify as an undertaking for collective investments in transferable securities (UCITS). The principal business address of the MIL Funds is 47, Boulevard Royal, L-2449 Luxembourg.

         MIL also serves as investment adviser to and distributor for MFS Meridian U.S. Government Bond Fund, MFS Meridian Charter Income Fund, MFS Meridian Global Government Fund, MFS Meridian U.S. Emerging Growth Fund, MFS Meridian Global Equity Fund, MFS Meridian Limited Maturity Fund, MFS Meridian World Growth Fund, MFS Meridian Money Market Fund, MFS Meridian World Total Return Fund and MFS Meridian U.S. Equity Fund (collectively the "MFS Meridian Funds"). Each of the MFS Meridian Funds is organized as an exempt company under the laws of the Cayman Islands. The principal business address of each of the MFS Meridian Funds is P.O. Box 309, Grand Cayman, Cayman Islands, British West Indies.

         MFS International (U.K.) Ltd. ("MIL-UK"), a private limited company registered with the Registrar of Companies for England and Wales whose current address is 4 John Carpenter Street, London, England ED4Y 0NH, is involved primarily in marketing and investment research activities with respect to private clients and the MIL Funds and the MFS Meridian Funds.

         MFS Fund Distributors, Inc. ("MFD"), a wholly owned subsidiary of MFS, serves as distributor for the MFS Funds, MVI, UST and MFSIT.

         Clarendon Insurance Agency, Inc. ("CIAI"), a wholly owned subsidiary of MFS, serves as distributor for certain life insurance and annuity contracts issued by Sun Life Assurance Company of Canada (U.S.).

         MFS Service Center, Inc. ("MFSC"), a wholly owned subsidiary of MFS, serves as shareholder servicing agent to the MFS Funds, the MFS Closed-End Funds, MFSIT, MVI and UST.

         MFS Asset Management, Inc. ("AMI"), a wholly owned subsidiary of MFS, provides investment advice to substantial private clients.

         MFS Retirement Services, Inc. ("RSI"), a wholly owned subsidiary of MFS, markets MFS products to retirement plans and provides administrative and record keeping services for retirement plans.

         MFS

         The Directors of MFS are A. Keith Brodkin, Jeffrey L. Shames, Arnold
D. Scott, John R. Gardner and John D. McNeil. Mr. Brodkin is the Chairman, Mr. Shames is the President, Mr. Scott is a Senior Executive Vice President and Secretary, Bruce C. Avery, William S. Harris, William W. Scott, Jr., and Patricia A. Zlotin are Executive Vice Presidents, James E. Russell is a Senior Vice President and the Treasurer, Stephen E. Cavan is a Senior Vice President, General Counsel and an Assistant Secretary, Joseph W. Dello Russo is a Senior Vice President and Chief Financial Officer, Robert T. Burns is a Vice President and an Assistant Secretary of MFS, and Mary Kay Doherty is a Vice President and Assistant Treasurer.

         Massachusetts Investors Trust
         Massachusetts Investors Growth Stock Fund
         MFS Growth Opportunities Fund
         MFS Government Securities Fund
         MFS Series Trust I
         MFS Series Trust V
         MFS Series Trust VI
         MFS Series Trust X
         MFS Government Limited Maturity Fund

         A. Keith Brodkin is the Chairman and President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Vice President of MFS, is the Assistant Treasurer, James R. Bordewick, Jr., Vice President and Associate General Counsel of MFS, is the Assistant Secretary.

         MFS Series Trust II

         A. Keith Brodkin is the Chairman and President, Leslie J. Nanberg, Senior Vice President of MFS, is a Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer, and James R. Bordewick, Jr., is the Assistant Secretary.

         MFS Government Markets Income Trust
         MFS Intermediate Income Trust

         A. Keith Brodkin is the Chairman and President, Patricia A. Zlotin, Executive Vice President of MFS and Leslie J. Nanberg, Senior Vice President of MFS, are Vice

Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer, and James R. Bordewick, Jr., is the Assistant Secretary.

         MFS Series Trust III

         A. Keith Brodkin is the Chairman and President, James T. Swanson, Robert J. Manning, Cynthia M. Brown and Joan S. Batchelder, Senior Vice Presidents of MFS, Bernard Scozzafava, Vice President of MFS, and Matthew Fontaine, Assistant Vice President of MFS, are Vice Presidents, Sheila Burns-Magnan and Daniel E. McManus, Assistant Vice Presidents of MFS, are Assistant Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer, and James R. Bordewick, Jr., is the Assistant Secretary.

         MFS Series Trust IV
         MFS Series Trust IX

         A. Keith Brodkin is the Chairman and President, Robert A. Dennis and Geoffrey L. Kurinsky, Senior Vice Presidents of MFS, are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

         MFS Series Trust VII

         A. Keith Brodkin is the Chairman and President, Leslie J. Nanberg and Stephen C. Bryant, Senior Vice Presidents of MFS, are Vice Presidents, Stephen
E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

         MFS Series Trust VIII

         A. Keith Brodkin is the Chairman and President, Jeffrey L. Shames, Leslie J. Nanberg, Patricia A. Zlotin, James T. Swanson and John D. Laupheimer, Jr., Vice President of MFS, are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

         MFS Municipal Series Trust

         A. Keith Brodkin is the Chairman and President, Cynthia M. Brown and Robert A. Dennis are Vice Presidents, David B. Smith, Geoffrey L. Schechter and David R. King, Vice Presidents of MFS, are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

         MFS Variable Insurance Trust
         MFS Union Standard Trust
         MFS Institutional Trust

         A. Keith Brodkin is the Chairman and President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

         MFS Municipal Income Trust

         A. Keith Brodkin is the Chairman and President, Cynthia M. Brown and Robert J. Manning are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

         MFS Multimarket Income Trust
         MFS Charter Income Trust

         A. Keith Brodkin is the Chairman and President, Patricia A. Zlotin, Leslie J. Nanberg and James T. Swanson are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Vice President of MFS, is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

         MFS Special Value Trust

         A. Keith Brodkin is the Chairman and President, Jeffrey L. Shames, Patricia A. Zlotin and Robert J. Manning are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, and James O. Yost, is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

         SGVAF

         W. Thomas London is the Treasurer.

         MIL

         A. Keith Brodkin is a Director and the Chairman, Arnold D. Scott and Jeffrey L. Shames are Directors, Ziad Malek, Senior Vice President of MFS, is the President, Thomas J. Cashman, Jr., a Senior Vice President of MFS, is a Senior Vice President, Stephen E. Cavan is a Director, Senior Vice President and the Clerk, James R. Bordewick, Jr. is a Director, Vice President and an Assistant Clerk, Robert T. Burns is an Assistant Clerk, Joseph W. Dello Russo is the Treasurer and James E. Russell is the Assistant Treasurer.

         MIL-UK

         A. Keith Brodkin is a Director and the Chairman, Arnold D. Scott, Jeffrey L. Shames, and James R. Bordewick, Jr., are Directors, Stephen E. Cavan is a Director and the Secretary, Ziad Malek is the President, Joseph W. Dello Russo is the Treasurer, and Robert T. Burns is the Assistant Secretary.

         MIL Fund

         A. Keith Brodkin is the Chairman, President and a Director, Richard
B. Bailey, John A. Brindle and Richard W. S. Baker are Directors, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary, and Ziad Malek is a Senior Vice President.

         MFS Meridian Fund

         A. Keith Brodkin is the Chairman, President and a Director, Richard
B. Bailey, John A. Brindle, Richard W. S. Baker, Arnold D. Scott and Jeffrey
L. Shames are Directors, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James R. Bordewick, Jr., is the Assistant Secretary, James
O. Yost is the Assistant Treasurer, and Ziad Malek is a Senior Vice President.

         MFD

         A. Keith Brodkin is the Chairman and a Director, Arnold D. Scott and Jeffrey L. Shames are Directors, William W. Scott, Jr., an Executive Vice President of MFS, is the President, Stephen E. Cavan is the Secretary, Robert
T. Burns is the Assistant Secretary, Joseph W. Dello Russo is the Treasurer, and James E. Russell is the Assistant Treasurer.

         CIAI

         A. Keith Brodkin is the Chairman and a Director, Arnold D. Scott and Jeffrey L. Shames are Directors, Cynthia Orcott is President, Bruce C. Avery is the Vice President, Joseph W. Dello Russo is the Treasurer, James E. Russell is the Assistant Treasurer, Stephen E. Cavan is the Secretary, and Robert T. Burns is the Assistant Secretary.

         MFSC

         A. Keith Brodkin is the Chairman and a Director, Arnold D. Scott and Jeffrey L. Shames are Directors, Joseph A. Recomendes, a Senior Vice President of MFS, is Vice Chairman and a Director, Janet A. Clifford is the Executive Vice President, Joseph W. Dello Russo is the Treasurer, James E. Russell is the Assistant Treasurer, Stephen E. Cavan is the Secretary, and Robert T. Burns is the Assistant Secretary.

         AMI

         A. Keith Brodkin is the Chairman and a Director, Jeffrey L. Shames, and Arnold D. Scott are Directors, Thomas J. Cashman, Jr., is the President and a Director, Leslie J. Nanberg is a Senior Vice President, a Managing Director and a Director, Carol A. Corley, John A. Gee and Brianne Grady are Senior Vice Presidents and Managing Directors, Joseph W. Dello Russo is the Treasurer, James E. Russell is the Assistant Treasurer and Robert T. Burns is the Secretary.

         RSI

         William W. Scott, Jr., Joseph A. Recomendes and Bruce C. Avery are Directors, Arnold D. Scott is the Chairman and a Director, Douglas C. Grip, a Senior Vice President of MFS, is the President, Joseph W. Dello Russo is the Treasurer, James E. Russell is the Assistant Treasurer, Stephen E. Cavan is the Secretary, Robert T. Burns is the Assistant Secretary and Sharon A. Brovelli is a Senior Vice President.

         In addition, the following persons, Directors or officers of MFS, have the affiliations indicated:

         A. Keith Brodkin              Director, Sun Life Assurance
                                        Company of Canada (U.S.), One Sun
                                        Life Executive Park, Wellesley Hills,
                                        Massachusetts
                                        Director, Sun Life Insurance and
                                        Annuity Company of New York, 67
                                        Broad Street, New York, New York

         John R. Gardner               President and a Director, Sun
                                        Life Assurance Company of Canada, Sun
                                        Life Centre, 150 King Street West,
                                        Toronto, Ontario, Canada (Mr. Gardner
                                        is also an officer and/or Director of
                                        various subsidiaries and affiliates of
                                        Sun Life)

         John D. McNeil                Chairman,  Sun Life Assurance
                                        Company of Canada, Sun Life Centre, 150
                                        King Street West, Toronto,  Ontario,
                                        Canada (Mr. McNeil is also an officer
                                        and/or Director of various subsidiaries
                                        and affiliates of Sun Life)

         Joseph W. Dello Russo         Director of Mutual Fund Operations, The
                                        Boston Company, Exchange Place, Boston,
                                        Massachusetts (until August, 1994)

Item 29. Distributors

         (a) Reference is hereby made to Item 28 above.

         (b) Reference is hereby made to Item 28 above; the principal business address of each of these persons is 500 Boylston Street, Boston, Massachusetts 02116.

         (c) Not applicable.

Item 30. Location of Accounts and Records

         The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

          NAME                                 ADDRESS

Massachusetts Financial Services       500 Boylston Street
  Company (investment adviser)         Boston, MA  02116

MFS Fund Distributors, Inc.            500 Boylston Street
  (principal underwriter)              Boston, MA  02116

State Street Bank and                  State Street South
  Trust Company (custodian)            5 - West
                                       North Quincy, MA 02171

MFS Service Center, Inc.               500 Boylston Street
  (transfer agent)                     Boston, MA  02116

                         -------------------------

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

         (a) Not applicable.

         (b) Not applicable.

         (c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to shareholders upon request and without charge.

         (d) Insofar  as  indemnification   for  liability  arising  under  the
Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions set forth in Item 27 of this Part C, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Securities being Registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                 SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 29th day of September, 1995.

                                       MFS SERIES TRUST VI


                                       By:     JAMES R. BORDEWICK, JR.
                                       Name:   James R. Bordewick, Jr.
                                       Title:  Assistant Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on September 29, 1995.

       SIGNATURE                                     TITLE


A. KEITH BRODKIN*                      Chairman, President (Principal Executive
A. Keith Brodkin                         Officer) and Trustee


W. THOMAS LONDON*                      Treasurer (Principal Financial Officer
W. Thomas London                         and Principal Accounting Officer)


RICHARD B. BAILEY*                     Trustee
Richard B. Bailey


MARSHALL N. COHAN*                     Trustee
Marshall N. Cohan


LAWRENCE H. COHN, M.D.*                Trustee
Lawrence H. Cohn, M.D.


SIR J. DAVID GIBBONS*                  Trustee
Sir J. David Gibbons

ABBY M. O'NEILL*                       Trustee
Abby M. O'Neill


WALTER E. ROBB, III*                   Trustee
Walter E. Robb, III


ARNOLD D. SCOTT*                       Trustee
Arnold D. Scott


JEFFREY L. SHAMES*                     Trustee
Jeffrey L. Shames


J. DALE SHERRATT*                      Trustee
J. Dale Sherratt


WARD SMITH*                            Trustee
Ward Smith


                                       *By:    JAMES R. BORDEWICK, JR.
                                      Name:    James R. Bordewick, Jr.
                                                as Attorney-in-fact

                                       Executed by James R. Bordewick, Jr. on
                                       behalf of those indicated pursuant to a
                                       Power of Attorney dated August 11,
                                       1994; filed herewith.

                               POWER OF ATTORNEY

                              MFS SERIES TRUST VI


         The undersigned, Trustees and officers of MFS Series Trust VI (the "Registrant"), hereby severally constitute and appoint A. Keith Brodkin, W. Thomas London, Stephen E. Cavan and James R. Bordewick, Jr., and each of them singly, as true and lawful attorneys, with full power to them and each of them to sign for each of the undersigned, in the names of, and in the capacities indicated below, any Registration Statement and any and all amendments thereto and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission for the purpose of registering the Registrant as a management investment company under the Investment Company Act of 1940 and/or the shares issued by the Registrant under the Securities Act of 1933 granting unto our said attorneys, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary or desirable to be done in the premises, as fully to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

         In WITNESS WHEREOF, the undersigned have hereunto set their hand on this 11th day of August, 1994.

    Signatures                                    Title(s)


A. KEITH BRODKIN                       Chairman of the Board; Trustee; and
A. Keith Brodkin                         Principal Executive Officer


RICHARD B. BAILEY                      Trustee
Richard B. Bailey


MARSHALL N. COHAN                      Trustee
Marshall N. Cohan


LAWRENCE H. COHN                       Trustee
Lawrence H. Cohn


SIR J. DAVID GIBBONS                   Trustee
Sir J. David Gibbons

JEFFREY L. SHAMES                      Trustee
Jeffrey L. Shames


ABBY M. O'NEILL                        Trustee
Abby M. O'Neill


WALTER E. ROBB, III                    Trustee
Walter E. Robb, III


J. DALE SHERRATT                       Trustee
J. Dale Sherratt


WARD SMITH                             Trustee
Ward Smith


ARNOLD D. SCOTT                        Trustee
Arnold D. Scott


W. THOMAS LONDON                       Principal Financial and
W. Thomas London                         Accounting Officer

                               INDEX TO EXHIBITS



EXHIBIT NO.                          DESCRIPTION OF EXHIBITS

 1                 Amended and Restated Declaration of Trust of the Registrant,
                     dated February 2, 1995.

 2                 Amended and Restated By-Laws, dated December 14, 1994.

 5  (a)            Investment Advisory Agreement between MFS Worldwide Total
                     Return Trust and Massachusetts Financial Services Company, dated August 10, 1990.

    (b)            Investment Advisory Agreement for MFS Utilities Fund, dated
                     September 1, 1993.

    (c)            Investment Advisory Agreement for MFS World Equity Fund,
                     dated September 1, 1993.

 6  (b)            Distribution Agreement between the Trust and MFS Fund
                     Distributors, Inc., dated January 1, 1995.

 7                 Retirement Plan for Non-Interested Person Trustees, dated
                     January 1, 1991.

 8  (a)            Custodian Agreement between Registrant and State Street Bank
                     & Trust Company, dated August 10, 1990.

    (b)            Amendment to Custodian Agreement, dated September 5, 1990.

    (c)            Amendment to Custodian Agreement, dated September 11, 1991.

 9  (a)            Shareholder Servicing Agreement between the Registrant and
                     MFS Service Center, Inc., dated August 10, 1990.

EXHIBIT NO.                          DESCRIPTION OF EXHIBITS

    (b)            Amendment to Shareholder Servicing Agent Agreement, dated
                     December 28, 1993.

    (d)            Dividend Disbursing Agency Agreement, dated August 10, 1990.

15  (a)            Amended and Restated Distribution Plan for Class A shares of
                     MFS World Total Return Fund, dated December 14, 1994.

    (b)            Distribution Plan for Class A shares of MFS Utilities Fund, dated December 14, 1994.

    (c)            Distribution Plan for Class A shares of MFS World Equity
                     Fund, dated December 14, 1994.

    (d)            Distribution Plan for Class B shares of MFS World Total
                     Return Fund, dated December 14, 1994.

    (e)            Distribution Plan for Class B shares of MFS Utilities Fund, dated December 14, 1994.

    (f)            Distribution Plan for Class B shares of MFS World Equity
                     Fund, dated December 14, 1994.

    (g)            Distribution Plan for Class C shares of MFS World Total
                     Return Fund, dated December 14, 1994.

    (h)            Distribution Plan for Class C shares of MFS Utilities Fund, dated December 14, 1994.

    (i)            Distribution Plan for Class C shares of MFS World Equity
                     Fund, dated December 14, 1994.